Description Of Business and Significant Accounting Policies (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) entity	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2004 USD ($)	Dec. 31, 2003 USD ($)
Business And Significant Accounting Polices [Line Items]
Number of entities that would possibly be bankrupt | entity	1
Long-lived assets and goodwill impairments	$ 0	$ 0	$ 0
Accounting Standards Update 2014-09 [Member]
Business And Significant Accounting Polices [Line Items]
Alternative revenue program	$ 20
Oncor Holdings [Member]
Business And Significant Accounting Polices [Line Items]
Ownership	80.03%
Texas Transmission [Member]
Business And Significant Accounting Polices [Line Items]
Percentage of membership interest owned by non-controlling owners	19.75%
Bondco [Member]
Business And Significant Accounting Polices [Line Items]
Principal amount of transition bonds issued				$ 1,300	$ 1,300
Sales [Member] | TCEH [Member]
Business And Significant Accounting Polices [Line Items]
Concentration risk percentage	22.00%	23.00%	25.00%
Sales [Member] | Vistra [Member]
Business And Significant Accounting Polices [Line Items]
Concentration risk percentage	22.00%	23.00%	25.00%